ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

LexinFintech Holdings Ltd. (“Lexin” or the “Company”), formerly known as Staging Finance Holding Ltd., was incorporated in the Cayman Islands on November 22, 2013. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”). The Group offers online direct sales with installment payment terms and offers installment purchase loans and personal installment loans mainly through its retail and online consumer finance platform (“Platform”), www.fenqile.com, and its mobile application (“APP”) to young adults typically between the age of 18 and 36 (“Customers”) in the People’s Republic of China (“PRC”).

The Group addresses its Customers’ credit needs by offering installment purchase loans and personal installment loans (collectively referred to as the “Loans”). Installment purchase loans are loans offered to Customers who want to finance their online direct purchase from the Platform with general terms of between one month and thirty-six months. Personal installment loans are loans provided to Customers who have consumption needs (other than purchase from the Platform) with terms generally ranging from one month to thirty-six months.

The Group primarily finances the Loans to Customers through its own online investment platform, www.juzilicai.com and its APP, by offering various investment programs that are backed by the Loans to individual investors (“Individual Investors”). The Group also finances the Loans with proceeds from commercial banks, consumer finance companies, other licensed financial institutions and partnering peer-to-peer lending platforms (collectively “Institutional Funding Partners”).

As of December 31, 2017, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs are as follows:

	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Interest	Principal Activities
Subsidiaries
Installment (HK) Investment Limited (“Installment HK”)	December 9, 2013	Hong Kong, PRC	100%	Investment holding
Beijing Shijitong Technology Co., Ltd.(“Beijing Shijitong”)	July 1, 2014	Beijing, PRC	100%	Technical support and consulting services
Shenzhen Lexin Software Technology Co., Ltd.(“Shenzhen Lexin Software”)	March 1, 2017	Shenzhen, PRC	100%	Software development
VIEs
Beijing Lejiaxin Network Technology Co., Ltd.(“Beijing Lejiaxin”)	October 25, 2013	Beijing, PRC	100%	Investment holding
Shenzhen Xinjie Investment Co., Ltd.(“Shenzhen Xinjie”)	December 22, 2015	Shenzhen, PRC	100%	Investment holding
Shenzhen Qianhai Dingsheng Asset Management Co., Ltd. (“Qianhai Dingsheng”)	January 13, 2016	Shenzhen, PRC	100%	Financial technology services
Subsidiaries of the VIEs
Shenzhen Fenqile Network Technology Co., Ltd.(“Shenzhen Fenqile”)	August 15, 2013	Shenzhen, PRC	100%	Online direct sales and online consumer finance
Shenzhen Qianhai Juzi Information Technology Co., Ltd.(“Qianhai Juzi”)	June 26, 2014	Shenzhen, PRC	100%	Online investment platform
Shenzhen Tiqianle Network Technology Co., Ltd.(“Shenzhen Tiqianle”)	January 13, 2016	Shenzhen, PRC	100%	Online direct sales and online consumer finance
Shenzhen Mengtian Technology Co., Ltd. (“Shenzhen Mengtian”)	August 9, 2016	Shenzhen, PRC	100%	Software development
Ji’an Fenqile Network Microcredit Co., Ltd.(“Ji’an Microcredit”)	December 2, 2016	Ji’an, PRC	100%	Online consumer credit
Shenzhen Fenqile Trading Co., Ltd.(“Shenzhen Fenqile Trading”)	December 30, 2016	Shenzhen, PRC	100%	Online direct sales
Shenzhen Dingsheng Computer Technology Co., Ltd.(“Shenzhen Dingsheng Technology”)	March 23, 2017	Shenzhen, PRC	100%	Financial technology services
Shenzhen Lexin Financing Guarantee Co., Ltd.(“Shenzhen Lexin Financing Guarantee”)	September 14, 2017	Shenzhen, PRC	100%	Financing guarantee services

History of the Group and Basis of Presentation

The Group commenced operations through Shenzhen Fenqile, a PRC company incorporated in August 2013 that offers online direct sales with installment payment terms, installment purchase loans and personal installment loans. The equity interests of Shenzhen Fenqile were held by Mr. Jay Wenjie Xiao, the Group’s founder, Chief Executive Officer and chairman of board of directors (the “Founding Shareholder”), and two angel investors, Mr. Richard Qiangdong Liu and Tibet Xianfeng Huaxing Changqing Investment Co. Ltd. (“Tibet Xianfeng Huaxing”), prior to July 2014. In October 2013, Beijing Lejiaxin was incorporated as an investment holding company in the PRC. The equity interests of Beijing Lejiaxin were held by the Founding Shareholder and Mr. Richard Qiangdong Liu. Beijing Lejiaxin established its wholly owned subsidiary Qianhai Juzi in June 2014 in order to launch the Group’s online investment platform Juzi Licai, which offers investment programs to the Individual Investors.

2014 Reorganization

In order to facilitate international financing for the Company, the Group underwent a reorganization (the “2014 Reorganization”) from November 2013 to July 2014. In November 2013, the Company was incorporated under the Laws of the Cayman Islands to be an offshore holding company for the Group. In December 2013, Installment HK was incorporated in Hong Kong as a wholly owned subsidiary of the Company. In July 2014, Beijing Shijitong was incorporated as a wholly owned subsidiary of Installment HK in the PRC.

To comply with PRC laws and regulations which prohibit or restrict foreign ownership of Internet content, the Company obtained control over Shenzhen Fenqile and Beijing Lejiaxin through Beijing Shijitong by entering into a series of contractual arrangements with Shenzhen Fenqile, Beijing Lejiaxin and their shareholders in July 2014. These contractual arrangements include exclusive option agreements, power of attorney, exclusive business cooperation agreements, and equity pledge agreements. As a result of the 2014 Reorganization, Shenzhen Fenqile and Beijing Lejiaxin became the consolidated VIEs of the Group through the contractual arrangements described in Note 2. The Founding Shareholder, Tibet Xianfeng Huaxing, and Mr. Richard Qiangdong Liu are collectively referred to as the nominee shareholders (“Nominee Shareholders”). The Nominee Shareholders are legal owners of an entity; however, the rights of the shareholders have been transferred to the Company through contractual arrangements.

Concurrently with the 2014 Reorganization, the Company completed its Pre-IPO Class B Ordinary Shares, Pre-IPO Series A-1 Preferred Shares and Pre-IPO Series A-2 Preferred Shares financing. The 2014 Reorganization was accounted for as a reorganization and the historical financial statements were presented on a carryover basis.

2016 Reorganization

In December 2015, Shenzhen Xinjie was incorporated by the Founding Shareholder as an investment holding company in the PRC. In March 2016, Shenzhen Xinjie acquired 73.33% equity interests of Shenzhen Fenqile by investing additional capital in Shenzhen Fenqile to better structure the Group, and the remaining equity interests were still held by the same Nominee Shareholders (the “2016 Reorganization”). In January 2016, Shenzhen Xinjie established a subsidiary Shenzhen Tiqianle to offer online direct sales and online consumer finance services. In January 2016, Qianhai Dingsheng was incorporated by the Founding Shareholder (90%) and Shenzhen Xinjie (10%) to conduct financial technology services business.

The Company obtained control over Shenzhen Xinjie and Qianhai Dingsheng through Beijing Shijitong in December 2015 and January 2016 respectively by entering into a series contractual arrangements with Shenzhen Xinjie, Qianhai Dingsheng and the Founding Shareholder. These contractual arrangements include exclusive option agreements, power of attorney, exclusive business cooperation agreements, and equity pledge agreements. As a result of the 2016 Reorganization, Shenzhen Xinjie and Qianhai Dingsheng became the consolidated VIEs of the Group through the contractual arrangements described in Note 2 and the Company’s ability to control Shenzhen Fenqile remains unchanged. Shenzhen Fenqile then became one of the subsidiaries of Shenzhen Xinjie.

All the entities involved in the 2016 Reorganization were under common control and therefore the historical financial statements were presented on a carryover basis.

In December 2016, Ji’an Microcredit and Shenzhen Fenqile Trading were incorporated by Shenzhen Fenqile. The two entities started to carry out online consumer credit businesses and online direct sales businesses respectively since early 2017. In March 2017, Shenzhen Lexin Software was incorporated by Installment HK to conduct software development businesses.

Subsequently in March 2017, the Founding Shareholder transferred 90% equity interests of Qianhai Dingsheng to two employees as the Nominee Shareholders and the remaining 10% equity interests were still held by Shenzhen Xinjie. In April 2017, Beijing Shijitong granted a loan with a total principal of RMB10.0 million to these two Nominee Shareholders and Shenzhen Xinjie. In May 2017, Beijing Shijitong granted another loan with a total principal of RMB1.0 million to the Nominee Shareholders of Shenzhen Xinjie. The two loans granted by Beijing Shijitong were solely for the purpose of providing funds necessary for capital injection into the VIEs to operate their respective businesses. Term of both loans is ten years and will be extended automatically for another ten years on each expiration. These loans were eliminated with the paid-in capital of the VIEs during consolidation.

Management concluded that Shenzhen Fenqile (before the 2016 Reorganization), Beijing Lejiaxin, Shenzhen Xinjie and Qianhai Dingsheng are the VIEs of the Company and the Company is entitled to substantially all of the economic benefits from the VIEs and is obligated to absorb all of their expected losses. As such, the Company is the ultimate primary beneficiary of the VIEs and shall consolidate the financial results of these VIEs and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 2 to the consolidated financial statements for the basis of consolidation.

Initial Public Offering

On December 26, 2017, the Company completed its initial public offering (“IPO”) on the NASDAQ Global Market in the United States of America. In this offering, 12,000,000 American Depositary Shares (“ADSs”), representing 24,000,000 Class A ordinary shares (“Class A Ordinary Shares”), were issued and sold to the public at a price of US$9.00 per ADS.

Immediately prior to the completion of the IPO, in accordance with the written resolutions passed by the board of directors of the Company and its shareholders in October 2017 (“October 2017 Resolutions”), all of 110,647,199 shares of issued and outstanding Pre-IPO Class A Ordinary Shares were automatically redesignated into Class B Ordinary Shares on a one-for-one basis. All of 193,070,940 shares of issued and outstanding Pre-IPO Series A-1 Preferred Shares, Pre-IPO Class B Ordinary Shares, Pre-IPO Series A-2 Preferred Shares, Pre-IPO Series B-1 Preferred Shares, Pre-IPO Series B-2 Preferred Shares, Pre-IPO Series C-1 Preferred Shares, and Pre-IPO Series C-2 Preferred Shares (collectively, “Pre-IPO Preferred Shares”) were automatically converted and redesignated into Class A Ordinary Shares on a one-for-one basis. In addition, the authorized share capital of the Company increased from US$50,000 divided into 500,000,000 shares of par value of US$0.0001 each, to US$500,000 divided into 5,000,000,000 shares of par value of US$0.0001 each, of which (i) 1,889,352,801 shares were designated as Class A Ordinary Shares; (ii) 110,647,199 shares were designated as Class B Ordinary Shares; and (iii) 3,000,000,000 shares were designated as Reserved Shares, with such rights preferences and privileges set forth in the Sixth Amended and Restated Memorandum and Articles of Association of the Company effective immediately prior to the completion of the IPO.

Liquidity

Prior to 2017, the Group incurred significant losses from operations. It generated net profit for the year ended December 31, 2017. The Group’s accumulated deficit amounted to RMB630.7 million and RMB450.6 million as of December 31, 2016 and 2017, respectively. Net current liabilities of the Group were RMB441.3 million and RMB122.8 million as of December 31, 2016 and 2017, respectively. The net cash used in operating activities was approximately RMB1,485.1 million for the year ended December 31, 2015, while the net cash provided by operating activities was approximately RMB379.8 million and RMB1,662.3 million for the years ended December 31, 2016 and 2017, respectively.

The Group’s liquidity is based on its ability to generate cash from operations or obtain capital financing from equity interest investors to fund its general operations and capital expansion needs. The growth of the Group’s business is also dependent on its ability to obtain funds from the Individual Investors on Juzi Licai and Institutional Funding Partners to fund its Loans to Customers. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating cost and expenses to generate positive operational cash flows, and obtaining funds from Individual Investors, Institutional Funding Partners or equity interest investors to generate positive financing cash flows. The Group successfully completed its IPO in December 2017 through which the Company issued and sold 12,000,000 ADSs, representing 24,000,000 Class A Ordinary Shares. The aggregate proceeds received from the IPO, net of issuance costs, were approximately RMB651.3 million ($100.1 million).

Based on cash flows projections from operating and financing activities and existing balances of cash and cash equivalents, the Group believed that it will be able to meet its payment obligations for general operations and debt related commitments for the next twelve months from the date of issuance of the consolidated financial statements. Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.